OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Summary of operational maintenance, and telecommunication service expenses

	2020	2021	2022
Operation and maintenance	19,956	21,467	22,746
Radio frequency usage charges (Note 33c.i)	5,930	6,097	6,510
Leased lines and Customer Premises Equipment("CPE")	3,353	5,003	3,530
Concession fees and USO charges (Note 16)	2,411	2,472	2,601
Electricity, gas, and water	946	898	904
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	544	739	747
Project management	538	519	400
Vehicles rental and supporting facilities	378	305	343
Insurance	334	432	230
Others (each below Rp100 billion)	185	201	173
Total	34,575	38,133	38,184